Subsequent Events	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events

NOTE 12. SUBSEQUENT EVENTS

On January 11, 2021, Longview issued an unsecured promissory note (the “Note ”) in the principal amount of up to $2,000,000 to the Sponsor, which principal amount can be drawn down from time to time in increments of no less than $10,000. The Note bore interest at a rate of 6.00% per annum, compounded annually and computed on the basis of the 360-day year, and wasrepayable in full upon consummation of the Company ’s initial business combination. In the event of termination of the Business Combination Agreement pursuant to Section 7.1 of the Business Combination Agreement, (i) penalty interest shall accrue at an increased rate equal to 12.00% per annum, and (ii) prior to the repayment of amounts outstanding under the Note, the Sponsor was entitled to elect to convert any unpaid balance of the Note in whole or in part into warrants (the “Conversion Warrants”) equal to the principal amount of the Note so converted divided by $1.50. The terms of any such Conversion Warrants would be identical to the terms of the Private Placement Warrants. The Note was subject to customary events of default, the occurrence of which would automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. Prior to the completion of the Business combination, the Company drew down on the loan and it was repaid as part of the closing of the Business Combination.

As described in Note 1, the Company completed the Business Combination on February 12, 2021.

BFLY Operations Inc
Subsequent Events

Note 18. Subsequent Events

The Company has evaluated events through March 29, 2021, for possible adjustment to or disclosure in the financial statements, which is the date on which the financial statements were available to be issued.

On January 23, 2021, our former Chief Executive Officer and member of the Board of Directors resigned from his position as Chief Executive Officer. Pursuant to the separation agreement between the former Chief Executive Officer and the Company, the former officer received cash compensation and equity-based compensation. The cash compensation includes a severance payment and an annual performance bonus payment. The equity compensation includes the acceleration of vesting of the officer’s service based options. The acceleration of 1.5 million options was pursuant to the original option award agreement in case of separation from the Company.

On January 23, 2021, with the approval of the Board of Directors, the Company entered into a binding term sheet agreement with its current Chief Executive Officer. The agreement includes cash and equity-based compensation. The cash compensation includes an annual salary, an annual performance bonus, sign on bonuses and reimbursement of various transition expenses. The equity compensation includes (1) an option award to purchase 1,500,000 of the Company’s Common Stock and (2) a restricted stock unit award to receive 1,000,000 shares of the Company’s Common Stock.

The option award will vest based on continued service, which is over 4 years. The grant date fair value of the stock options will be recognized as stock-based compensation expense over the requisite service period. The restricted stock unit award is subject to certain service conditions and performance conditions. The service condition for this award is satisfied by providing service to the Company based on the defined service period of 4 years per the award agreement. The performance-based condition is satisfied upon the occurrence of a business combination event as defined in the award agreement. The achievement of the performance condition and the commencement of the related expense recognition event will not occur until the event is deemed probable which will occur once the business combination is consummated.

On February 11, 2021, the Company granted 400,000 restricted stock units to select employees. Each award will vest based on continued service which is generally over 4 years. The grant date fair value of the award will be recognized as stock-based compensation expense over the requisite service period.

On February 12, 2021, the Company completed a business combination with Longview Acquisition Corp. (“Longview”), a Special Purpose Acquisition Company. As a result of the business combination, the Company received gross proceeds of approximately $589 million. In connection with the closing of the business combination, the Company’s outstanding Convertible Preferred Stock was automatically cancelled and converted into the right to receive shares of Longview common stock. In addition, the Company’s convertible debt was automatically cancelled and converted into the right to receive shares of Longview common stock and the Company repaid the PPP loan in full with the proceeds received from the transaction. The business combination will be accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, Longview will be treated as the “acquired” company for financial reporting purposes.